Other Assets (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Other Assets [Line Items]
Unamortized fees on long-term debt	45	47
Contracted customer incentives	8	11
Long-term materials	18	11
Prepaid leases	9	10
Other	61	64
Total other assets	141	143